Summary of significant accounting policies (Details 3) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016
Accounting Policies [Abstract]
Finished goods held for resale		$ 49,374		$ 43,544
Raw materials		139,102
Net inventory	$ 79,282	$ 188,476	$ 49,534	$ 43,544